Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interests [abstract]
Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent
The effects of transactions with non-controlling interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non-controlling interests

For the year ended December 31, 2018
Transactions between parent and non-controlling interests:
Acquisition of additional interest in StoneCo Brasil (a)	—	(989)	(5,701)	(6,690)
Capital contribution to subsidiary	1,992	—	—	—
Exchange of shares with non-controlling interests in StoneCo Brasil (a)	—	(19,594)	19,594	—
Acquisition of non-controlling interest	1,992	(20,583)	13,893	(6,690)

Transactions between subsidiaries and shareholders:
Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta (b)	—	(54)	(51)	—
Non-controlling share of changes in equity at indirect subsidiaries (c)	—	1	(1)	—
Dilution of non-controlling interest	—	(53)	(52)	—
	1,992	(20,636)	13,841	(6,690)
For the year ended December 31, 2020
Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and increase of NCI in STNE Par (d)	230,500	95,843	135,055	230,898
Dilution of non-controlling interest (d)	—	(2,138)	2,138	—
Non-controlling interests arising on business combination (Note 5)	61,720	—	—	—
	292,220	93,705	137,193	230,898
(a)    Transactions with non-controlling interest of StoneCo Brasil
During 2018, the Group acquired from non-controlling parties 0.1% of the outstanding shares of StoneCo Brasil (via DLP Par) for a consideration of R$ 6,690, increasing the Group’s share of StoneCo Brasil from 97.6% to 97.7%. The carrying amount of the non-controlling interests in StoneCo Brasil on the date of acquisition was R$ 989. The excess consideration of R$ 5,701 was recognized as a decrease to equity of the parent. As of December 31, 2020, the outstanding amount of the total consideration not paid was R$ 3,087 (2019 - R$ 4,099), recorded in other accounts payable.
In October 2018, in connection with the consummation of the IPO, the Co-Investment Shares, thereon represented by common shares in DLP Par, were exchanged for Company’s Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company. This resulted in an increase of the Group’s share of StoneCo Brasil from 97.7% to 100.0%. By derecognizing the remaining non-controlling interests, a net increase of R$ 19,594 was recorded in equity attributable to owners of the parent.
(b)    Transactions with non-controlling interest of Cappta
In 2018, the subsidiary Cappta acquired from its minority shareholder 64,177 of its own shares. This resulted in an increase of the Group’s interest in Cappta from 53.3% to 61.8%. Such shares are currently held in treasury. The transaction was recorded as a decrease in equity attributable to owners of the parent and to NCI.
(c)    Allocation of changes in equity in indirect subsidiaries to non-controlling interests
Due to changes in StoneCo Brasil’s share of Cappta in 2018 as shown in the table above, non-controlling interest increased by R$ 1.
(d)Allocation of changes in equity in indirect subsidiaries to non-controlling interests
In March 2020, the subsidiary PDCA issued 28,924,816 new shares, in the total amount of R$ 230,500, fully contributed by Salonica Fundo de Investimento em Participações Multiestratégia Investimento no Exterior (“Salonica”), a company of the Grupo Globo. This resulted in dilution of the Group’s interest in PDCA from 100.0% to 67.0% and a corresponding increase in the non-controlling interest’s share. The dilution of the Group’s interest resulted in a gain from dilution which is recognized in capital reserves of the Group.